Notes to the Consolidated Financial Statements	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Basis of Preparation
2. Notes to the Consolidated Financial Statements
2.1 Basis of Preparation
2.1.1 General and Description of the Business
Initial public offering
Atotech Limited is a public company incorporated in Bailiwick of Jersey with its registered seat in 3rd floor, 44 Esplanade, St Helier, JE4 9WG, Jersey and the address of its registered head office in William Street, West Bromwich, West Midlands, B70 OBG, United Kingdom. Atotech Limited is listed on the New York Stock Exchange under the ticker symbol “ATC”.
On Jan. 25, 2021, the Atotech Group commenced its initial public offering (“IPO”). In connection with the consummation of the IPO, Atotech Limited issued 64,997,558 additional common shares on a pro rata basis to all existing common shareholders (an additional 2.4851 shares for each existing share), increasing the number of common shares from 26,154,998 to 91,152,556. The effect of this share issuance was reflected on a retrospective basis for the year ended Dec. 31, 2020 and all 2020 interim periods.
On Feb. 3, 2021, all outstanding preferred shares of Atotech Limited were converted to common shares with all accrued interest on the preferred shares capitalized and paid out as additional common shares substantially concurrently with the reduction in number of preferred shares to an amount that allowed for a one for one exchange of preferred shares for common shares based on the IPO offering price of $17.00 per common share. The number of common shares issued per preferred share was 0.0799 common shares per preferred share, resulting in the issuance of 74,243,600 additional common shares.
On Feb. 4, 2021, Atotech Limited priced its IPO of 29,268,000 of its common shares at $17.00 per share on the New York Stock Exchange. The offering closed on Feb. 8, 2021. The proceeds from the offering were approximately $472.7 million, after deducting the underwriting discount and before deducting offering expenses. Following the consummation of the IPO, the number of common shares outstanding amounted to 194,664,156.
Business
The Company is a leading global provider of specialty electroplating solutions delivering chemistry, equipment, and service for high growth technology applications. The Company’s solutions are used in a wide variety of end markets, including smartphones, communication infrastructure, big data infrastructure, automotive and electronics.
The Company has two operating and reportable segments which are the Electronics (“EL”) segment and the General Metal Finishing (“GMF”) segment. The EL segment supplies chemistry, production equipment and comprehensive services to the electronics industry, especially to the printed circuit board manufacturers, package substrate makers and semiconductor companies. Its products and technologies serve the main electronics end-markets,
including communication, computer, automotive, industrial, medical, aerospace and military industries. The GMF segment supplies chemistry, production technology and comprehensive services to the surface finishing industries in all areas of application. Its products and technologies serve the main surface finishing end-markets,
including the automotive, consumer electronics, construction, sanitary, white goods and oil & gas industries.
MKS Acquisition
On Jul. 1, 2021, MKS Instruments, Inc. (NASDAQ: MKSI) (“MKS”) and Atotech Limited announced that they have entered into a definitive agreement pursuant to which MKS will acquire Atotech for $16.20 in cash and 0.0552 of a share of MKS common stock for each Atotech common share. The transaction has been unanimously approved by MKS and Atotech boards of directors and was also approved by Atotech’s shareholders when over 99 percent of Atotech shares voted in favor of the acquisition in a general meeting held on Nov. 3, 2021.
The pending acquisition has received the approval from 12 out of 13 global antitrust regulatory authorities, which approvals are conditions to the closing of the transaction. In China, the remaining jurisdiction, MKS and Atotech are continuing to work constructively with the State Administration for Market Regulation (“SAMR”). Atotech has agreed to extend the date for completing MKS’s pending acquisition of Atotech to September 30, 2022 from March 31, 2022. The extension is intended to allow additional time for receipt of regulatory approval from China’s SAMR.
Completion of the transaction, which is to be effected by means of a scheme of arrangement under the laws of Bailiwick of Jersey, is also subject to obtaining the required sanction by the Royal Court of Jersey and the satisfaction of customary closing conditions.
2.1.2 Basis of Presentation
The principal accounting policies applied in the preparation of the consolidated financial statements are set out below. These policies have been consistently applied for all periods presented, unless otherwise stated. The financial statements were authorized for issue by the Company’s board of directors on
April 8, 2022
.
The consolidated financial statements of the Group are presented in U.S. dollars. Unless otherwise indicated, all amounts are shown in millions of U.S. dollars rounded to one decimal place in accordance with standard commercial practice, which may result in rounding differences and percentage figures presented may not exactly reflect the absolute figures they relate to. Values of 0.0 indicate that the rounded value is equivalent to zero while an em dash (“—“) is used when no value is available.
The preparation of the consolidated financial statements in accordance with IFRS (as issued by the IASB) requires management to exercise judgement and to make estimates and assumptions that affect the application of policies, reported amounts of revenues, expenses, assets, liabilities, and disclosures. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances. Actual results may differ from these estimates.
The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.
New standards and interpretations adopted by the Group
The accounting standards and interpretations adopted in the preparation of the consolidated financial statements are consistent with those followed in the preparation of the Group’s annual consolidated financial statements for the year ended Dec. 31, 2020, except for the adoption of new standards effective as of Jan. 1, 2021:

•	Interest Rate Benchmark Reform – Phase 2 (Amendments to IFRS 9, IFRS 7, IFRS 4 and IFRS 16)

•	COVID-19-Related Rent Concessions (Amendment to IFRS 16) and COVID-19-Related Rent Concessions beyond 30 June 2021 (Amendment to IFRS 16)
The new standards and interpretations shown above do not have a material impact on the consolidated financial statements of the Group.
New standards and interpretations not yet adopted by the Company
A number of new accounting standards, amendments and interpretations have been published that are not mandatory for reporting periods ended Dec. 31, 2021 and have not been early adopted by the Group. The following standards, amendments, and interpretations not yet effective are not expected to have a significant impact on the Group’s consolidated financial statements:

•	IFRS 17 “Insurance Contracts”

•	Amendments to:

•	IAS 1 “Presentation of Financial Statements”: Classification of liabilities as current or non-current

•	IAS 1 “Presentation of Financial Statements”: Disclosure of Accounting Policies

•	IAS 8: “Accounting Policies, Changes in Accounting Estimates and Errors”: Definition of Accounting Estimate

•	IAS 12: “Income Tax”: Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction

•	IAS 16 “Property, Plant and Equipment”: Proceeds before Intended Use

•	IAS 37 “Provisions, Contingent Liabilities and Contingent Assets”: Onerous Contracts – Cost of Fulfilling a Contract

•	Annual Improvements to IFRS Standards 2018-2020

•	IFRS 3 “Business Combinations”: Reference to the Conceptual Framework
2.1.3 Summary of Significant Accounting Policies
Basis of Consolidation
Subsidiaries are entities controlled directly or indirectly by the parent company. The parent company controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are consolidated from the date on which control commences until the date on which control ceases.
All internal balances, transactions, and income are eliminated.
Business Combinations
Business combinations are accounted for using the acquisition method according to IFRS 3 “Business Combinations”. The purchase price allocation is finalized up to a maximum of one year from the acquisition date.
The acquirer shall recognize goodwill at the acquisition date, being the excess of:

•
The consideration transferred, measured generally at fair value, the amount of non-controlling
interests and, in business combinations achieved in stages, the fair value at the acquisition date of the investment previously held in the acquired company;

•	Over the amount of acquired identifiable assets and assumed liabilities, measured generally at fair value, at the acquisition date.
Atotech elects on a
transaction-by-transaction
basis whether to measure
non-controlling
interests at their fair value or at their proportionate share of the recognized amount of the identifiable net assets, at the acquisition date.
Acquisition related transaction costs are expensed as incurred.
Foreign Currency Translation
The Group’s consolidated financial statements are presented in U.S. Dollars. The financial statements of the Group`s subsidiaries are prepared in the currency that most clearly reflects their business environment. This is referred to as their functional currency. The functional currency of certain subsidiaries are their respective local currencies. Transactions denominated in foreign currencies other than the functional currency of the subsidiaries of the Group are translated at the exchange rate on the transaction date. The income and cash flow statements are translated using the average exchange rates for the period (if deemed a reasonable proxy of transactions’ exchange rates). At each balance sheet date, monetary and non-monetary
assets and liabilities are translated to U.S. Dollars at the closing rate and the resulting exchange differences are recognized in the statement of income or, if applicable, presented on the line “Currency translation adjustment” of other comprehensive income, within “Items potentially re-classifiable
to profit or loss.”
Current versus
Non-Current
Classification
The group classifies its assets and liabilities in the statement of financial position as current and non-current
assets or liabilities. An asset is classified as current when:

•	it is expected to be realized, or intended to be sold or consumed, within the normal operating cycle

•	it is expected to be realized within 12 months after the reporting period or

•	it is cash or a cash equivalent unless the asset is restricted from being exchanged or used to settle a liability for a period of at least 12 months.
All other assets are classified as
non-current.
A liability is classified as current if:

•	it is expected to be settled within the normal operating cycle

•	it is expected to be realized within 12 months of the end of the reporting period or

•	the company does not have an unconditional right to defer settlement of the liability for at least 12 months after the reporting period.
All other liabilities are classified as
non-current.
Deferred tax assets and liabilities are always classified as non-current
assets or liabilities.
Property, Plant and Equipment
Property, plant and equipment are carried at their historical cost, after deducting any accumulated depreciation and accumulated impairment losses. This cost includes borrowing costs directly attributable to the production of a qualifying asset incurred until assets are placed in service.
Routine maintenance and repairs are charged to expense as incurred.
Property, plant and equipment are depreciated using the straight-line method over their expected useful lives, which are as follows:

(years)
Building & improvements	10-33
Land improvements & Leasehold improvements	9-20
Transportation equipment, machinery, Computer & networking, Lab equipment	3-15
Furniture, office equipment, machinery and tools	3-10
Useful lives are reviewed on a regular basis. Such a review takes into consideration the nature of the assets, their intended use including but not limited to the closure of facilities and the evolution of the technology and competitive pressures that may lead to technical obsolescence.
See Note (7) for the changes in property, plant and equipment.
Intangible Assets and Goodwill
Intangible assets primarily include trade name, developed technology and customer relationships.
Intangible assets are carried at historical cost, less any accumulated amortization and impairment losses.
Goodwill is not amortized but tested for impairment annually. Please refer to ‘
Impairment of
non-financial
assets (including Goodwill)’
below. All of the Group’s other intangible assets have a finite useful life and are amortized on a straight-line basis:

(years)
Trade names	20
Customer Relationships	13-20
Developed Technology	14-16
Capitalized Development costs	3-15
Other intangible assets	3-10
Useful lives are reviewed on a regular basis. Such a review takes into consideration the nature of the assets, their intended use including but not limited to the closure of facilities and the evolution of the technology and competitive pressures that may lead to technical obsolescence.
See in Note (8) for the changes in intangible assets and goodwill.
Research and Development
Research and development costs that are directly attributable to the design and testing of newly developed products or processes are recognized as an expense at the time they are incurred unless they meet the recognition criteria of IAS 38 “Intangible Assets”. The Group assesses the progress of all development projects on a monthly basis under the recognition criteria of IAS 38, capitalizing the development costs once all criteria are met, and beginning amortization once projects are complete and ready for use. Development costs previously recognized as an expense are not capitalized in a subsequent period.
Impairment of
non-financial
assets (including Goodwill)
At each reporting date, the Group assesses whether there is an indication that a non-financial
asset (other than biological assets, investment property, inventories, contract assets, assets arising from IAS 19 and deferred tax assets) may be impaired. If any such indication exists, then the asset’s recoverable amount is estimated. Goodwill is tested annually for impairment.
For impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or Cash Generating Units (CGUs). Goodwill arising from a business combination is allocated to CGUs or groups of CGUs that are expected to benefit from the synergies of the combination.
The recoverable amount of an asset or CGU is the greater of its value in use and its fair value less costs to sell.
An impairment loss is recognized if the carrying amount of an asset or CGU exceeds its recoverable amount. Impairment losses are recognized in profit or loss. They are allocated first to reduce the carrying amount of any goodwill allocated to the CGU, and then to reduce the carrying amounts of the other assets in the CGU on a pro rata basis.
An impairment loss in respect of goodwill is not reversed. For other assets, an impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have existed, net of depreciation or amortization, if no impairment loss had been recognized.
Inventories
Inventories are measured at the lower of cost or net realizable value. Costs for chemical inventories are measured using the weighted-average cost method.
Cost of manufactured chemical product inventories consist of raw material costs, direct labor costs, and an allocation of production overheads. General administrative costs and financing costs are excluded from the cost of these inventories.
Cost of equipment inventories consist of cost incurred in the production of equipment, including direct labor costs and an allocation of production overheads.
Product inventories purchased from entities external to the Group are valued at their purchase cost plus costs of transport.
Cash and Cash Equivalents
Cash and cash equivalents consist of cash on hand, bank balances, short-term bank deposits with original maturities of three months or less and money market funds which undergo only insignificant value fluctuations and can be readily converted within one day into known amounts of cash.
Financial Instruments
Recognition and initial measurement
Trade receivables and debt securities issued are initially recognized when they are originated. All other financial assets and financial liabilities are initially recognized when the entity of the Group becomes a party to the contractual provisions of the instrument.
A financial asset (unless it is a trade receivable without a significant financing component) or financial liability is initially measured at fair value plus, for an item not measured at fair value through profit or loss (FVTPL), transaction costs that are directly attributable to its acquisition or issue. A trade receivable without a significant financing component is initially measured at the transaction price.
Classification and subsequent measurement
Financial assets
On initial recognition, a financial asset is classified as measured at: amortized cost; fair value through Other Comprehensive Income (OCI) (FVOCI) – debt investment; FVOCI – equity investment; or FVTPL.
Financial assets are not reclassified subsequent to their initial recognition unless the Company changes its business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the first reporting period following the change in the business model.
A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:

•	it is held within a business model whose objective is to hold assets to collect contractual cash flows; and

•	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
A debt investment is measured at FVOCI if it meets both of the following conditions and is not designated as at FVTPL:

•	it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and

•	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
On initial recognition of an equity investment that is not held for trading, the Company may irrevocably elect to present subsequent changes in the investment’s fair value in OCI. This election is made on an investment-by-investment
basis.
All financial assets not classified as measured at amortized cost or FVOCI as described above are measured at FVTPL (see Note
(22)
).
On initial recognition, the Group may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or at FVOCI or as at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise. The Group does not apply the fair value option in accordance with IFRS 9.4.1.5.
Financial assets – Subsequent measurement and gains and losses:

Financial assets at amortized cost	These assets are subsequently measured at amortized cost using the effective interest method
. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on de-recognition
is recognized in profit or loss.

Debt investments at FVOCI	These assets are subsequently measured at fair value. Interest income calculated using the effective interest method, foreign exchange gains and losses and impairment are recognized in profit or loss. Other net gains and losses are recognized in OCI. On de-recognition,
gains and losses accumulated in OCI are reclassified to profit or loss.

Equity investments at FVOCI	These assets are subsequently measured at fair value. Dividends are recognized as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognized in OCI and are never reclassified to profit or loss.

Financial assets at FVTPL	These assets are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in profit or loss. However, see note (
22
) for derivatives designated as hedging instruments.
Financial liabilities
On initial recognition, a financial liability is classified as measured at: amortized cost or FVTPL.
A financial liability is classified as at FVTPL (financial liability at fair value through profit or loss: FLFV) if it is classified as held-for-trading,
it is a derivative or it is designated as FVTPL on initial recognition. Financial liabilities at FVTPL are measured at fair value and net gains and losses, including any interest expense, are recognized in profit or loss. Other financial liabilities are subsequently measured at amortized cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognized in profit or loss. Any gain or loss on de-recognition
is also recognized in profit or loss.
See Note
(22)
 for financial liabilities designated as hedging instruments.
Derecognition
Financial assets
The Group derecognizes a financial asset when the contractual rights to the cash flows from the financial asset are received or expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which the Group neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.
The Group enters into transactions whereby it transfers assets recognized in its statement of financial position, but retains either all or substantially all of the risks and rewards of the transferred assets. In these cases, the transferred assets are not derecognized. Refer to Note (13) for further discussion of the Group’s factoring arrangements during the periods presented.
Financial liabilities
The Group derecognizes a financial liability when its contractual obligations are discharged or cancelled, or expire. The Group also derecognizes a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.
On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash
assets transferred or liabilities assumed) is recognized in profit or loss.
Offsetting
Financial assets and financial liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Group currently has a legally enforceable right to set off the amounts and it intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.
Current and
non-current
non-derivative
financial liabilities measured at amortized cost
The Group has the following
non-derivative
financial liabilities measured at amortized cost: borrowings, trade payables and other financial liabilities.
Non-derivative
financial liabilities are recognized initially at fair value less any directly attributable transaction costs. Subsequent to initial recognition these financial liabilities are measured at amortized cost using the effective interest method.
Fair value of financial instruments
Forward and option exchange contracts are valued on the basis of a comparison of the negotiated forward rates with the rates in effect on the financial markets at year-end
for similar maturities.
Except for trade receivables all financial assets and liabilities are measured at fair value when first recorded. Trade receivables that do not have a significant financing component are measured at their transaction price at initial recognition. For current receivables and liabilities, their net book value is deemed to correspond to a reasonable approximation of their fair value due to their short-term nature.
Fair value measurements
A number of accounting and valuation methods require that the fair value of both financial and non-financial
assets and liabilities be determined. The fair value is the price that independent market participants would pay on the relevant day under normal market conditions if the asset were sold or the liability was transferred.
The following describes the Group’s assets and liabilities that are measured at fair value. The balance sheet classifications of the Group’s derivative instruments are presented in Note
(22)
. The derivative instruments primarily consist of foreign exchange forwards and collars, all of which are valued on a market-based approach utilizing both spot and forward prices of the underlying currencies as key market observable data inputs and classified as level 2 in the fair value hierarchy. Transfers between levels of the fair value hierarchy are deemed to have occurred at the end of the reporting period.
Level 1:
The fair value of financial instruments traded in active markets is based on quoted market prices at the end of the reporting period. The quoted market price used for financial assets held by the Group is the current bid price. These instruments are included in level 1. As at Dec. 31, 2021 and Dec. 31, 2020 no financial instruments are classified in level 1.
Level 2:
The fair value of financial instruments consisting of borrowings, bank debt, hedging derivatives and embedded derivatives that are not traded in an active market is determined by using valuation techniques based on quoted prices for identical or similar instruments in active markets, or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.
Level 3:
If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3. As at Dec. 31, 2021 and Dec. 31, 2020 no financial instruments are classified in level 3.
For the purpose of performing the annual impairment test the Group has applied Level 3 data. Refer to the discussion below the heading
(22)
“Financial Instruments” for the use of the fair value hierarchy for the Group’s financial assets and liabilities.
Financial instruments not measured at fair value
The Group’s financial instruments with short-term maturities include current receivables, payables, and current financial debt. Given the short-term nature of these financial instruments, their net book value is deemed to correspond to a reasonable approximation of their fair value in accordance with IFRS 7.29(a). The fair value of non-current
financial debt is estimated based on pricing vendor quotes which are derived primarily from dealer quotes and bond market activity, and classified as level 2 in the fair value hierarchy. For lease liabilities, no fair value is shown in accordance with IFRS 7.29(d).
Expected credit loss (ECL) assessment
The Group applies the simplified approach in accordance with IFRS 9.5.5.15 for its trade receivables and contract assets where the loss allowance is always measured at an amount equal to lifetime expected credit losses. Each exposure is allocated to a credit risk grade based on data that is determined to be predictive of the risk of loss (including but not limited to external ratings, audited financial statements, management accounts and cash flow projections and available press information about customers) and applying experienced credit judgement. Credit risk grades are defined using qualitative and quantitative factors that are indicative of the risk of default.

Exposures within each credit risk grade are segmented by geographic region and industry classification and an ECL rate is calculated for each segment based on delinquency status and actual credit loss experience over the past years. These rates are adjusted to reflect differences between economic conditions during the period over which the historical data has been collected, current conditions as well as the Group’s view of economic conditions over the expected life of the receivables.
The Group assumes that the credit risk on a financial asset has increased significantly if it is more than 30 days past due. The Group considers a financial asset to be in default when:

•	the debtor is unlikely to pay its credit obligations to the Group in full, without recourse by the Group to actions such as realizing security (if any is held); or

•	the financial asset is more than 90 days past due.
Credit-impaired financial assets
At each reporting date, the Group assesses whether financial assets carried at amortized cost are credit-impaired. A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred. Evidence that a financial asset is credit-impaired includes the following observable data:

•	significant financial difficulty of the debtor;

•	a breach of contract such as a default or being more than 90 days past due;

•	the restructuring of a loan or advance by the Group on terms that the Group would not consider otherwise;

•	it is probable that the debtor will enter bankruptcy or other financial reorganization; or

•	the disappearance of an active market for a security because of financial difficulties.
Write-off
The gross carrying amount of a financial asset is written off when the Group has no reasonable expectations of recovering a financial asset in its entirety or a portion thereof. For each affected customer, the Group individually makes an assessment with respect to the timing and amount of write-off
based on whether there is a reasonable expectation of recovery. The Group expects no significant recovery from the amount written off. However, financial assets that are written off could still be subject to enforcement activities in order to comply with the Group’s procedures for recovery of due amounts.
Derivative instruments
The Group uses derivative instruments to manage its exposure to risks of changes in foreign exchange rates and interest rates. Derivative instruments are measured at fair value. Changes in fair value of derivative instruments are recognized in the statement of income or, if cash flow or net investment hedge accounting is applied, in other comprehensive income for the effective portion of changes in fair value, and are recognized in the balance sheet in the accounts corresponding to their nature. The derivative instruments used by the Group are foreign currency forwards and options as well as interest caps exclusively. The Group does not use any other derivatives; however, on occasion the Group is required to bifurcate and account for separately derivatives that are embedded in other contracts. Embedded derivatives are measured at fair value and recognized in the balance sheet accounts corresponding to their nature. Changes in fair value of such derivatives are recognized in the statement of income.
Financial derivatives
In the normal course of business, the Group may enter into derivative contracts for risk management purposes. For financial reporting purposes, a derivative instrument is designated in one of the following categories: (a) hedging instruments designated as a qualifying hedge under derivative accounting principles; (b) a non-designated
economic hedge; and (c) bifurcated embedded derivatives. The derivative instruments held are predominantly options and forward contracts. All derivatives, including bifurcated embedded derivatives, are stated at fair value.
Derivatives held for risk management purposes
The Group’s risk management policy requires to identify, analyze, and manage risks arising from the activities conducted during the normal course of business. The Group uses derivative instruments as a risk management tool to manage the exposures to foreign currency risks in existing assets, liabilities, and equity. The accounting for changes in fair value of a derivative instrument depends on whether the derivative has been designated and qualifies for hedge accounting under derivative accounting principles of IFRS 9.
Accounting principles for qualifying hedges require detailed documentation that describes the relationship between the hedging instrument and the hedged item, including, but not limited to, the risk management objectives and hedging strategy and the methods to assess the effectiveness of the hedging relationship. The Group designates derivative instruments to offset the foreign exchange risk arising from balance sheet assets, liabilities, and equity in foreign subsidiary investments. The Group assesses the hedging relationships, both at the inception of the hedge and on an ongoing basis, using a regression approach to determine whether the designated hedging instrument is highly effective in offsetting changes in the value due to foreign exchange rate fluctuation of the hedged item.
Other derivatives – economic hedges
Derivative instruments determined to be economic hedges that are not designated as hedging instruments under IFRS 9 are recorded at FVTPL. Realized and unrealized gains and losses are recognized in fair value of derivatives while the derivative asset or liability positions are reflected as non-current
or current other financial assets or liabilities.
Other derivatives – embedded derivatives
On Jan. 31, 2017, an indenture governing the Opco Notes was signed by the Group to issue $425.0 million of 6.25% Opco Notes to private investors. On May 30, 2018 Alpha 2 B.V. issued $300.0 million of 8.75%/9.50% Senior PIK Toggle Notes. Both agreements contained several embedded features required to be bifurcated and accounted for separately as derivatives under IFRS 9 “Financial Instruments”, related to prepayment call options available to the Group and put options available to the holder. Realized and unrealized gains and losses are recognized in fair value of derivatives while the derivative asset or liability positions are reflected as non-current
financial assets and
non-current
financial debt.
During the period ended Dec. 31, 2021, the embedded derivatives were fully derecognized through profit or loss due to the early repayment of borrowings. Please also refer to Notes (17) and
(22)
.
Revenue from Contracts with Customers
The Group`s revenue is mainly generated by the sales of chemistry, historically constituting approximately 90% of consolidated revenue. Generally this revenue is recognized at a point of time. By contrast, for a certain amount of revenue from the manufacturing of production equipment, and an immaterial amount of revenue from the modifications and retrofits for equipment revenue is recognized over time.
Accounting policy for revenue recognition
The principles in IFRS 15 “Revenue from Contracts with Customers” must be applied by using the following five step model:

•	Identifying the contract;

•	Identifying performance obligations;

•	Determining the transaction price;

•	Allocating the transaction price to performance obligations;

•	Satisfaction of performance obligations
Identifying performance obligations
Atotech must assess whether the goods or services promised in a contract are (a) distinct – to be accounted for as separate performance obligations, (b) not distinct – to be combined with other promised goods or services until a bundle is identified that is distinct or (c) part of a series of distinct goods and services that are substantially the same and have the same pattern of transfer to the customer.
The sale of chemistry includes standard terms and conditions, results from spot orders of customers and shipment of chemistry to the customers based on incoterms, primarily ex works. Additionally, contracts for the manufacturing of production equipment, modifications and retrofits for such equipment to customer specifications each constitute only one performance obligation.
Determining and allocating the transaction price to performance obligations
At contract inception the total transaction price is estimated, being the amount to which the Group expects to be entitled and has rights to under the present contract. In almost all cases, the transaction price does not include a variable element. Variable elements, if any, relate to volume rebates, discounts and returns for chemistry sales. Equipment contracts typically do not include variable elements.
Estimates for volume rebates, discounts and returns of chemistry sales are accounted for as reductions of revenue when the earnings process is complete. Volume rebates and discounts are typically earned by customers based on annual sales volume targets. The Group records an estimate for these accruals based on contract terms and its historical experience with similar programs. An estimate for future expected sales returns is recorded based on historical experience with product returns within the defined period of time to return these products; however, changes to these estimates may be required if the historical data used in the calculation differs from actual experience. Differences between these estimates and actuals are typically immaterial and are recognized as a reduction of revenues in the period such differences are determined. Variable consideration for volume rebates, discounts and expected returns are recorded as contract liabilities and settled with the customer in accordance with the terms of the applicable contract, typically when program requirements are achieved by the customer.
The Group applies the constraint included in IFRS 15.56 for estimating the consideration and includes in the transaction price only the amount of the variable consideration to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

For substantially all equipment contracts and chemistry product sales, only one performance obligation per contract exists. Therefore, the allocation of the transaction price is generally not required.
Satisfaction of performance obligations
For each performance obligation to be recognized over time, the Group applies a measure of progress that faithfully depicts the Group’s performance in transferring control of the goods
or
services to the customer. The Group applies the relevant input method consistently to similar performance obligations. If performance obligations in a contract do not meet the overtime criteria, the Group recognizes revenue at a point in time.
Revenue from chemistry products
For substantially all sales of chemistry products, the Group recognizes revenue at the point in time at which it transfers control of the goods to the customer. Depending on the contractually agreed incoterms, control is transferred either upon shipment or delivery, when the Group’s performance obligation has been fulfilled and collectability is probable.
If products are delivered to a customer’s warehouse on consignment, the Group normally retains control. Revenue is recognized at the point in time when the customer retrieves the goods from the warehouse.
Revenue from production equipment contracts
The Group recognizes revenue over time for contracts relating to the manufacturing, modification and retrofit of equipment, as such equipment is built to customer specification and the Group has an enforceable right to payment for the performance completed. For these sales, the Group uses the cost-to-cost
input method to measure progress. In cases, where
cost-to-cost
is not proportionate to the Group’s progress in satisfying the performance obligation because of uninstalled materials, the Group adjusts the measure of progress and recognizes revenue to the extent of cost incurred to satisfy the performance obligation under the contract.
Contract liabilities, contract assets and receivables
The Group’s customer contracts related to the sale of equipment as well as modifications and retrofits for equipment may include a diverse range of payment schedules dependent upon the nature and type of goods and services being provided. Atotech often agrees payment schedules under which it receives payments throughout the term of the contracts.
A contract liability is an obligation of the Group to transfer goods or services to a customer for which it receives consideration (or will receive one). If a customer pays consideration before the Group transfers goods or services to the customer, a contract liability is recognized when payment is made. Contract liabilities are recognized as revenue when the Group has fulfilled its contractual obligations. Contract liabilities are contained in the balance sheet-position “Other current non-financial
liabilities” (please refer to Note (21)).
A contract asset is the right to consideration in exchange for goods or services that Atotech has transferred to a customer. If Atotech performs by transferring goods or services to a customer before the customer pays consideration or before payment is due, the contract is presented as a contract asset, excluding any amounts presented as a receivable. Contract assets are contained in the balance sheet position “Other current non-financial
assets” (please refer to Note
(13)
).
A receivable is the right to consideration that is unconditional. A right to consideration is unconditional only if the passage of time is required before payment of that consideration is due. The impairment model is contained in section
(12)
“Trade receivables”.
In determining the amount of revenue to record, and related balance sheet items (such as contract assets, contract liabilities and trade receivables) to recognize in the period, management is required to perform the following:

•	Determining whether contracts with multiple components contain distinct goods or services;

•
For sales of equipment, assessing the nature of the goods or services that the Group has promised to transfer, as well as the timing of when the goods and services are provided and control transfers to the customer in determining whether to recognize revenue at a point in time or over time; and

•	Assessing the timing of satisfaction of performance obligations.
Income Taxes
Income Taxes are accounted for under IAS 12. Income tax expense comprises current and deferred tax. It is recognized in profit or loss except to the extent that it relates to a business combination, or items recognized directly in equity or in OCI.
Interest and penalties related to income taxes are accounted for under IAS 37 “Provisions, Contingent Liabilities and Contingent Assets.” Current income tax assets and/or liabilities comprise those obligations to, or claims from, fiscal authorities relating to the current or prior reporting periods, that are unpaid at the reporting date. Current tax is payable on taxable profit, which differs from profit or loss in the financial statements. Calculation of current tax is the best estimate of the tax amount to be paid or received that reflects uncertainty related to income taxes, if any, and is based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period.

When there is uncertainty about the income tax treatment IFRIC 23 clarifies the application of the recognition and measurement requirements of IAS 12. For recognition and measurement, estimates and assumptions must be made, e.g. whether an estimate is made separately or together with other uncertainties, a most likely amount or expected amount for the uncertainty is used and whether changes have occurred compared to the previous period. The risk of detection from tax authorities is irrelevant for the recognition of uncertain balance sheet items. Accounting is based on the assumption that the tax authorities are investigating the matter in question and that they have all relevant information at their disposal.
The group companies are subject to income taxes in numerous jurisdictions around the world. In assessing worldwide income tax assets and liabilities, particularly the interpretation of tax regulations can be subject to uncertainty. A different view of the respective tax authorities regarding the correct interpretation of tax standards cannot be excluded. Changes in assumptions regarding the correct interpretation of tax standards, such as those resulting from changes in case law, are reflected in the recognition of uncertain income tax assets and liabilities in the corresponding financial year.
Deferred income taxes are calculated using the liability method on temporary differences between the carrying amounts of assets and liabilities and their tax bases, and on carry-forwards of unused tax losses and tax credits.
Deferred tax assets and liabilities are calculated, without discounting, at tax rates that are expected to apply to their respective periods of realization, provided they are enacted or substantively enacted by the end of the reporting period, and reflect uncertainties related to income taxes, if any. Deferred tax assets are recognized to the extent that it is probable that they will be able to be utilized against future taxable income, based on the Atotech’s forecast of future operating results which is adjusted for significant nontaxable income and expenses and specific limits to the use of any unused tax loss or credit. Deferred tax liabilities are always provided for in full.
Deferred tax assets and liabilities are offset only when the Atotech has a right and intention to set off current tax assets and liabilities from the same taxation authority.
Changes in deferred tax assets or liabilities are recognized as a component of tax income or expense in profit or loss, except where they relate to items that are recognized in other comprehensive income or directly in equity, in which case the related deferred tax is also recognized in other comprehensive income or equity, respectively.
Employee Benefits
In accordance with the laws and practices of each country in which the Company operates, the Group participates in employee benefit plans offering retirement, death and disability, healthcare, and special termination benefits. These plans provide benefits based on various factors such as length of service, salaries, and contributions made to the governmental bodies responsible for the payment of benefits.
These plans can be either defined contribution or defined benefit pension plans and may be entirely or partially funded with investments made in various mutual funds and insurance contracts.
For defined contribution plans, expenses correspond to the contributions paid.
Defined benefit obligations are determined according to the projected unit cost method (PUCM). Plan assets are measured at fair value. Actuarial gains and losses may arise from differences between actuarial valuation and projected commitments and between projected and actual return of plan assets. Such gains or losses are recognized immediately in the statement of other comprehensive income (loss) and are not subsequently recycled to the statement of income (loss).
Past service cost is recorded immediately in the statement of income, whether vested or unvested. The net interest expense and service cost is recognized under “Selling, general, and administrative expenses.”
Share-based Payments
Employees (including senior executives) of the Group receive remuneration in the form of share-based payments, whereby employees render services as consideration for equity instruments (equity-settled transactions). Please refer to Note (16) for more information on the Group’s share-based payment plans.
Equity-settled transactions
The cost of equity-settled transactions is determined by the fair value at the date when the grant is made using an appropriate valuation model, further details of which are described in Note (16).
That cost is recognized as personnel expense in accordance with the cost-of-sales
method together with a corresponding increase in equity
(“paid-in
surplus and retained earnings”), over the period in which the service and, where applicable, the performance conditions are fulfilled (the vesting period). The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The expense or credit in the statement of profit or loss for a period represents the movement in cumulative expense recognized as at the beginning and end of that period.

Service and
non-market
performance conditions are not taken into account when determining the grant date fair value of awards, but the likelihood of the conditions being met is assessed as part of the Group’s best estimate of the number of equity instruments that will ultimately vest. Market performance conditions are reflected within the grant date fair value. Any other conditions attached to an award, but without an associated service requirement, are considered to be non-vesting
conditions.
Non-vesting
conditions are reflected in the fair value of an award and lead to an immediate expensing of an award unless there are also service and/or performance conditions.
No expense is recognized for awards that do not ultimately vest because non-market
performance and/or service conditions have not been met. Where awards include a market or non-vesting
condition, the transactions are treated as vested irrespective of whether the market or non-vesting
condition is satisfied, provided that all other performance and/or service conditions are satisfied. When the terms of an equity-settled award are modified, the minimum expense recognized is the grant date fair value of the unmodified award, provided the original vesting terms of the award are met. An additional expense, measured as at the date of modification, is recognized for any modification that increases the total fair value of the share-based payment transaction, or is otherwise beneficial to the employee. Where an award is cancelled by the Group or by the counterparty, any remaining element of the fair value of the award is expensed immediately through profit or loss.
Cancellation and settlement
Where an award is cancelled or settled, other than by forfeiture for failure to satisfy the vesting conditions:
If the cancellation or settlement occurs during the vesting period, it is treated as an acceleration of vesting, and the Group recognizes immediately the amount that would otherwise have been recognized for services received over the remainder of the vesting period.
Where the Group pays compensation for a cancelled award:

a)	Any compensation paid up to the fair value of the award at cancellation or settlement date is accounted for as a deduction from equity, as being equivalent to the redemption of an equity instrument.

b)	Any compensation paid in excess of the fair value of the award at cancellation or settlement date is accounted for as an expense in profit or loss.

c)
If the share-based payment arrangement includes liability components, the fair value of the liability is remeasured at the date of cancellation or settlement. Any payment made to settle the liability component is accounted for as an extinguishment of the liability.

If the Group grants new equity instruments during the vesting period and, on the date that they are granted, identifies them as replacing the cancelled or settled instruments, the Group is required to account for the new equity instruments as if they were a modification of the cancelled or settled award. Otherwise, it accounts for the new instruments as an entirely new award.
Equity-settled award modified to cash-settled award
At the date of modification, a liability is recognized based on the fair value of the cash-settled award as at that date and the extent to which the vesting period has expired. The corresponding debit is taken to equity only to the extent of the fair value of the original equity-settled award as at the date of modification. Any incremental fair value of the cash-settled award over the equity-settled award as at the modification date is expensed immediately on modification to the extent that the vesting period has expired. The remainder of any incremental value is expensed over the period from the date of modification to the date of settlement.
In case the fair value of the cash-settled award is lower than the fair value of the original equity-settled award as at the modification date, no gain for the reduction in fair value is recognized in profit or loss consistent with the general principle in IFRS 2 that the cost recognized for an equity-settled award must be at least the grant date fair value of the award.
Cash-settled transactions
A liability is recognized for the fair value of cash-settled transactions. The fair value is measured initially and at each reporting date up to and including the settlement date, with changes in fair value recognized as personnel expense in accordance with the cost-of-sales method. The fair value is expensed over the period until the vesting date with recognition of a corresponding liability. The approach used to account for vesting conditions when measuring equity-settled transactions also applies to cash-settled transactions.
Provisions
Provisions comprise liabilities of uncertain timing or amount that arise from environmental risks, legal and tax risks, litigation, and other risks. A provision is recognized when the Group has a present obligation (legal or constructive) as a result of a past event for which it is probable that an outflow of resources will be required and when a reliable estimate can be made regarding the amount of the obligation. The amount of the liability corresponds to the best possible estimate.
Leases (Group as a lessee)
The Group assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
Right-of-use
assets
If a contract is, or contains, a lease, the Group recognizes right-of-use
assets at the commencement date of the lease (i.e., the date the underlying asset is available for use).
Right-of-use
assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any re-measurement
of lease liabilities.
The cost of
right-of-use
assets includes the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.
Right-of-use
assets are subsequently depreciated on a straight-line basis over the shorter of the lease term and the assumed useful lives of the assets. If ownership of the leased asset transfers to the Group at the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset.
Right-of-use
assets are also subject to impairment. Please refer to the accounting policy regarding “Impairment of non-financial
assets (including Goodwill)”.
Lease liabilities
At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate. Generally, the Group uses its incremental borrowing rate as the discount rate.
The lease payments include fixed payments (including
in-substance
fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating the lease, if the lease term reflects the Group exercising the option to terminate. Variable lease payments that do not depend on an index or a rate are recognized as expenses (unless they are incurred to produce inventories) in the period in which the event or condition that triggers the payment occurs.
The lease term determined by the Group comprises
non-cancellable
periods of lease contracts, periods covered by an option to extend the lease if the Group is reasonably certain to exercise that option, and periods covered by an option to terminate the lease if the Group is reasonably certain not to exercise that option.
The lease liabilities are measured at amortized cost using the effective interest method. Lease liabilities are re-measured
when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, if the Group changes its assessment of whether it will exercise a purchase, extension or termination option or if there is a revised in-substance fixed lease payment.
Short-term leases and leases of
low-value
assets
The Group has elected not to recognize
right-of-use
assets and lease liabilities for leases of
low-value
assets and short-term leases with a lease term of twelve months or less. The Group recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term. Leases related to the asset class “property” are capitalized regardless of the lease term.
Use of Estimates and Assumptions
The preparation of financial statements in accordance with IFRS requires management to make assumptions and estimates that have effects on the amounts recognized in the financial statements and the related disclosures. Although these estimates are based on current events and circumstances, there may be deviations between estimated and actual results. Significant estimates and assumptions have been used for the following matters in particular:

•	measuring progress of revenue recognition over-time for equipment sales based on the key assumption project progress,

•
recognition of deferred tax assets: key assumption is the availability of future taxable profit against which deductible temporary differences and tax losses carried forward can be utilised, see comments under Notes (4) and (18),

•	impairment test for goodwill; key assumption is the average revenue growth per year in the first three planning periods (CAGR), see comments under Note (8) ,